united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	6/30

Date of reporting period:	6/30/24

Item 1. Reports to Stockholders.

(a)

HCM Defender 100 Index ETF

(QQH) NYSEArca, Inc.

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about HCM Defender 100 Index ETF for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.howardcmetfs.com. You can also request this information by contacting us at 1-770-642-4902.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Defender 100 Index ETF	$86	0.86%

How did the Fund perform during the reporting period?

In the early part of the third quarter of 2023 equity markets continued their upward trajectory. However, by August and September 2023 several factors began to weigh on the major indices. Renewed inflation fears and concerns about economic slowdown weighed heavy on the equity markets. October saw continued downward pressure with additional geopolitical concerns around the Israel- Hamas conflict. This downward pressure caused the HCM-BuyLine® to go negative, pushing us to reduce exposure. The downtrend, as determined by the HCM-BuyLine®, was short lived as the markets staged an impressive reversal thanks to a dovish pivot from the Federal Reserve accompanied by solid economic activity and declining inflation. This reversal quickly pushed us back above the HCM-BuyLine® resulting in us deploying cash back into the markets. The 2023 rally continued into 2024 with no signs of slowing down. However, April 2024 saw a pickup in volatility as fears of no rate cuts in 2024, or even a rate hike, pressured stocks. The higher then expected March Consumer Price Index (CPI) reversed several months of declines in CPI reports and the markets sold off quickly. This swift selloff triggered HCM Pivot Point® sell stops. Quickly liquidating leveraged ETF positions helped us significantly limit our drawdown and preserve capital. Cash was quickly redeployed as the HCM Pivot Point® turned back up. All the money we took off was reinvested at a lower price. Following dovish comments from Fed Chair Powell at the May 1, 2024 Federal Open Market Committee (FOMC) meeting, markets continued to climb. The resumption of disinflation and increased rate cut expectations fueled the S&P 500 to new highs as we were well positioned to take part in this powerful move higher. HCM Defender 100 Index ETF outperformance can be attributed to the use of leveraged Nasdaq 100 ETFs. We believe that the Fund makes for a great core holding in everyone’s portfolio. As we look beyond the reporting period, we remain cautiously optimistic. The HCM-BuyLine® and HCM Pivot Point® will be our compass and we are confident it will lead us in the right direction.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

HCM Defender 100 Index ETF - NAV
HCM Defender 100 Index
NASDAQ- 100 Total Return Index
$30,000
$20,000
$10,000
$0
$26,622
$25,588
$24,731
10/09/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	HCM Defender 100 Index ETF - NAV	HCM Defender 100 Index	NASDAQ- 100 Total Return Index
10/09/19	$10,000	$10,000	$10,000
06/30/20	$12,111	$12,542	$13,304
06/30/21	$19,210	$18,158	$19,205
06/30/22	$14,809	$15,127	$15,292
06/30/23	$18,922	$19,632	$20,358
06/30/24	$24,731	$25,588	$26,622

Average Annual Total Returns

	1 Year	Since Inception (October 9, 2019)
HCM Defender 100 Index ETF - NAV	30.70%	21.12%
HCM Defender 100 Index ETF - Market Price	30.62%	21.12%
HCM Defender 100 Index	30.34%	21.99%
NASDAQ- 100 Total Return Index	30.77%	23.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$495,215,889
  Number of Portfolio Holdings99
  Advisory Fee $2,940,585
  Portfolio Turnover124%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.5%
Exchange-Traded Funds	19.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 46.9%
Equity 19.4%
Communications 13.0%
Consumer Discretionary 9.4%
Health Care 3.8%
Consumer Staples 3.6%
Industrials 1.7%
Materials 1.0%
Utilities 0.8%
Energy 0.3%
Other Assets in Excess of Liabilities 0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Energy	0.3%
Utilities	0.8%
Materials	1.0%
Industrials	1.7%
Consumer Staples	3.6%
Health Care	3.8%
Consumer Discretionary	9.4%
Communications	13.0%
Equity	19.4%
Technology	46.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares UltraPro QQQ	19.4%
Microsoft Corporation	12.2%
Apple, Inc.	11.5%
NVIDIA Corporation	5.0%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	4.5%
Broadcom, Inc.	3.5%
Tesla, Inc.	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	2.3%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

TSR-AR 063024-QQH

HCM Defender 100 Index ETF

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.howardcmetfs.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-QQH

HCM Defender 500 Index ETF

(LGH) NYSEArca, Inc.

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about HCM Defender 500 Index ETF for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.howardcmetfs.com. You can also request this information by contacting us at 1-770-642-4902.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Defender 500 Index ETF	$89	0.89%

How did the Fund perform during the reporting period?

In the early part of the third quarter of 2023 equity markets continued their upward trajectory. However, by August and September 2023 several factors began to weigh on the major indices. Renewed inflation fears and concerns about economic slowdown weighed heavily on the equity markets. October saw continued downward pressure with additional geopolitical concerns around the Israel- Hamas conflict. This downward pressure caused the HCM-BuyLine® to go negative, pushing us to reduce exposure. The downtrend, as determined by the HCM-BuyLine®, was short-lived as the markets staged an impressive reversal thanks to a dovish pivot from the Federal Reserve accompanied by solid economic activity and declining inflation. This reversal quickly pushed us back above the HCM-BuyLine® resulting in us deploying cash back into the markets. The 2023 rally continued into 2024 with no signs of slowing down. However, April 2024 saw a pickup in volatility as fears of no rate cuts in 2024, or even a rate hike, pressured stocks. The higher then expected March Consumer Price Index (CPI) reversed several months of declines in CPI reports and the markets sold off quickly. This swift selloff triggered HCM Pivot Point® sell stops. Quickly liquidating leveraged ETF positions helped us significantly limit our drawdown. Cash was quickly redeployed as the HCM Pivot Point® turned back up. All the money we took off was reinvested at a lower price. Following dovish comments from Fed Chair Powell at the May 1, 2024 Federal Open Market Committee (FOMC) meeting, markets continued to climb. The resumption of disinflation and increased rate cut expectations fueled the S&P 500 to new highs as we were well positioned to take part in this powerful move higher. HCM Defender 500 Index ETF outperformance can be attributed to the use of leveraged S&P 500 ETFs. We believe that the Fund makes for a great core holding in everyone’s portfolio. As we look beyond the reporting period, we remain cautiously optimistic. The HCM-BuyLine® and HCM Pivot Point® will be our compass and we are confident it will lead us in the right direction.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

HCM Defender 500 Index ETF - NAV
HCM Defender 500 Index
S&P 500® Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$20,193
$20,130
$18,243
10/09/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	HCM Defender 500 Index ETF - NAV	HCM Defender 500 Index	S&P 500® Index
10/09/19	$10,000	$10,000	$10,000
06/30/20	$10,078	$10,559	$10,772
06/30/21	$16,047	$15,005	$15,166
06/30/22	$13,953	$13,307	$13,556
06/30/23	$15,916	$15,084	$16,212
06/30/24	$20,130	$18,243	$20,193

Average Annual Total Returns

	1 Year	Since Inception (October 9, 2019)
HCM Defender 500 Index ETF - NAV	26.48%	15.96%
HCM Defender 500 Index ETF - Market Price	26.48%	15.97%
HCM Defender 500 Index	20.94%	13.57%
S&P 500® Index	24.56%	16.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$397,883,445
  Number of Portfolio Holdings467
  Advisory Fee $2,445,601
  Portfolio Turnover114%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.6%
Exchange-Traded Funds	19.4%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
31.5%
Equity
19.4%
Health Care
9.1%
Communications
8.8%
Consumer Discretionary
7.8%
Financials
7.0%
Industrials
5.0%
Consumer Staples
4.0%
Energy
2.9%
Materials
1.5%
Utilities
1.5%
Real Estate
1.4%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Real Estate	1.4%
Utilities	1.5%
Materials	1.5%
Energy	2.9%
Consumer Staples	4.0%
Industrials	5.0%
Financials	7.0%
Consumer Discretionary	7.8%
Communications	8.8%
Health Care	9.1%
Equity	19.4%
Technology	31.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Direxion Daily S&P 500 Bull 3X	19.4%
Microsoft Corporation	7.0%
Apple, Inc.	6.6%
NVIDIA Corporation	6.3%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.3%
Alphabet, Inc., Class A	2.2%
Alphabet, Inc., Class C	1.9%
Eli Lilly & Company	1.5%
Broadcom, Inc.	1.4%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

HCM Defender 500 Index ETF

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.howardcmetfs.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-LGH

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 – $ 36,500

2023 – $ 35,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 – $ 8,000

2023 – $ 7,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2023, and 2024 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2023, and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Mark H. Taylor (chairman), Patricia Luscombe, John V. Palancia and Jeffrey D. Young.

Item 6. Schedule of Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

HCM Defender 100 Index ETF

QQH

HCM Defender 500 Index ETF

LGH

Annual Financial Statements

June 30, 2024

1-770-642-4902
www.howardcmetfs.com

HCM DEFENDER 100 INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5%
	ADVERTISING & MARKETING - 0.2%
11,483	Trade Desk, Inc. (The), Class A(a)	$1,121,545

	AUTOMOTIVE - 2.4%
60,539	Tesla, Inc.(a)	11,979,457

	BEVERAGES - 1.3%
4,217	Coca-Cola Europacific Partners plc	307,293
18,849	Keurig Dr Pepper, Inc.	629,557
11,289	Monster Beverage Corporation(a)	563,886
31,130	PepsiCo, Inc.	5,134,270
		6,635,006
	BIOTECH & PHARMA - 2.5%
11,686	Amgen, Inc.	3,651,290
3,424	Biogen, Inc.(a)	793,752
1,818	BioNTech S.E. - ADR(a)	146,094
28,518	Gilead Sciences, Inc.	1,956,620
640	GRAIL, Inc.(a)	9,837
7,313	Moderna, Inc.(a)	868,419
2,295	Regeneron Pharmaceuticals, Inc.(a)	2,412,114
5,679	Vertex Pharmaceuticals, Inc.(a)	2,661,861
		12,499,987
	CABLE & SATELLITE - 0.9%
2,148	Charter Communications, Inc., Class A(a)	642,166
94,433	Comcast Corporation, Class A	3,697,996
		4,340,162
	CHEMICALS - 1.0%
10,794	Linde plc	4,736,515

	COMMERCIAL SUPPORT SERVICES - 0.3%
1,788	Cintas Corporation	1,252,065

	DIVERSIFIED INDUSTRIALS - 0.6%
14,370	Honeywell International, Inc.	3,068,569

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	E-COMMERCE DISCRETIONARY - 5.6%
119,005	Amazon.com, Inc.(a)	$22,997,717
11,978	eBay, Inc.	643,458
944	MercadoLibre, Inc.(a)	1,551,370
13,706	PDD Holdings, Inc. - ADR(a)	1,822,213
		27,014,758
	ELECTRIC UTILITIES - 0.8%
11,276	American Electric Power Company, Inc.	989,356
7,161	Constellation Energy Corporation	1,434,133
21,300	Exelon Corporation	737,193
12,404	Xcel Energy, Inc.	662,498
		3,823,180
	ENTERTAINMENT CONTENT - 0.2%
5,501	Electronic Arts, Inc.	766,455
54,810	Warner Bros Discovery, Inc.(a)	407,786
		1,174,241
	FOOD - 0.5%
16,669	Kraft Heinz Company (The)	537,075
28,577	Mondelez International, Inc., A	1,870,079
		2,407,154
	INDUSTRIAL SUPPORT SERVICES - 0.2%
12,209	Fastenal Company	767,214

	INTERNET MEDIA & SERVICES - 11.3%
9,020	Airbnb, Inc., Class A(a)	1,367,703
62,428	Alphabet, Inc., Class A	11,371,260
61,746	Alphabet, Inc., Class C	11,325,451
727	Booking Holdings, Inc.	2,880,011
44,542	Meta Platforms, Inc., Class A	22,458,967
9,672	Netflix, Inc.(a)	6,527,439
		55,930,831
	LEISURE FACILITIES & SERVICES - 0.6%
5,394	Marriott International, Inc., Class A	1,304,107
24,502	Starbucks Corporation	1,907,481
		3,211,588

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.3%
1,518	Align Technology, Inc.(a)	$366,491
8,136	DexCom, Inc.(a)	922,460
7,959	GE HealthCare Technologies, Inc.	620,165
1,697	IDEXX Laboratories, Inc.(a)	826,778
3,842	Illumina, Inc.(a)	401,028
7,544	Intuitive Surgical, Inc.(a)	3,355,948
		6,492,870
	OIL & GAS PRODUCERS - 0.1%
3,673	Diamondback Energy, Inc.	735,298

	OIL & GAS SERVICES & EQUIPMENT - 0.2%
22,438	Baker Hughes Company	789,144

	RETAIL - CONSUMER STAPLES - 1.8%
9,821	Costco Wholesale Corporation	8,347,752
4,477	Dollar Tree, Inc.(a)	478,009
		8,825,761
	RETAIL - DISCRETIONARY - 0.6%
2,380	Lululemon Athletica, Inc.(a)	710,906
1,245	O’Reilly Automotive, Inc.(a)	1,314,795
7,135	Ross Stores, Inc.	1,036,858
		3,062,559
	SEMICONDUCTORS - 16.2%
37,528	Advanced Micro Devices, Inc.(a)	6,087,417
10,659	Analog Devices, Inc.	2,433,023
21,196	Applied Materials, Inc.	5,002,044
10,701	Broadcom, Inc.	17,180,777
1,405	GLOBALFOUNDRIES, Inc.(a)	71,037
93,124	Intel Corporation	2,884,050
2,754	KLA Corporation	2,270,701
2,675	Lam Research Corporation	2,848,474
17,493	Marvell Technology, Inc.	1,222,761
11,444	Microchip Technology, Inc.	1,047,126
22,749	Micron Technology, Inc.	2,992,176

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	SEMICONDUCTORS - 16.2% (Continued)
201,770	NVIDIA Corporation	$24,926,665
5,518	NXP Semiconductors N.V.	1,484,839
9,240	ON Semiconductor Corporation(a)	633,402
28,052	QUALCOMM, Inc.	5,587,397
19,532	Texas Instruments, Inc.	3,799,560
		80,471,449
	SOFTWARE - 16.9%
10,670	Adobe, Inc.(a)	5,927,613
1,743	ANSYS, Inc.(a)	560,375
3,122	Atlassian Corporation, Class A(a)	552,219
4,363	Autodesk, Inc.(a)	1,079,624
5,576	Cadence Design Systems, Inc.(a)	1,716,014
4,486	Crowdstrike Holdings, Inc., Class A(a)	1,718,990
4,644	Datadog, Inc., Class A(a)	602,280
14,516	Fortinet, Inc.(a)	874,879
5,562	Intuit, Inc.	3,655,402
135,525	Microsoft Corporation	60,572,900
1,251	MongoDB, Inc.(a)	312,700
6,083	Palo Alto Networks, Inc.(a)	2,062,198
2,178	Roper Technologies, Inc.	1,227,651
3,014	Synopsys, Inc.(a)	1,793,511
4,106	Workday, Inc., Class A(a)	917,937
		83,574,293
	TECHNOLOGY HARDWARE - 12.5%
271,010	Apple, Inc.	57,080,126
93,819	Cisco Systems, Inc.	4,457,341
518	Super Micro Computer, Inc.(a)	424,423
		61,961,890
	TECHNOLOGY SERVICES - 1.3%
8,482	Automatic Data Processing, Inc.	2,024,568
11,075	Cognizant Technology Solutions Corporation, Class A	753,100
8,319	CoStar Group, Inc.(a)	616,771
6,659	Paychex, Inc.	789,491
23,469	PayPal Holdings, Inc.(a)	1,361,906

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	TECHNOLOGY SERVICES - 1.3% (Continued)
3,083	Verisk Analytics, Inc.	$831,023
		6,376,859
	TELECOMMUNICATIONS - 0.4%
11,178	T-Mobile US, Inc.	1,969,340

	TRANSPORTATION & LOGISTICS - 0.4%
42,995	CSX Corporation	1,438,183
4,024	Old Dominion Freight Line, Inc.	710,638
		2,148,821
	TRANSPORTATION EQUIPMENT - 0.2%
10,801	PACCAR, Inc.	1,111,855

	WHOLESALE - DISCRETIONARY - 0.2%
17,283	Copart, Inc.(a)	936,047

	TOTAL COMMON STOCKS (Cost $302,459,669)	398,418,458

	EXCHANGE-TRADED FUND — 19.4%
	EQUITY - 19.4%
1,303,417	ProShares UltraPro QQQ (Cost $71,339,923)	96,218,243

	TOTAL INVESTMENTS - 99.9% (Cost $373,799,592)	$494,636,701
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	579,188
	NET ASSETS - 100.0%	$495,215,889

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5%
	ADVERTISING & MARKETING - 0.1%
1,182	Omnicom Group, Inc.	$106,025
3,268	Trade Desk, Inc. (The), Class A(a)	319,186
		425,211
	AEROSPACE & DEFENSE – 1.0%
3,315	Boeing Company (The)(a)	603,362
1,340	General Dynamics Corporation	388,788
2,416	Howmet Aerospace, Inc.	187,554
1,143	L3Harris Technologies, Inc.	256,695
1,535	Lockheed Martin Corporation	716,998
893	Northrop Grumman Corporation	389,303
8,668	RTX Corporation	870,180
297	Teledyne Technologies, Inc.(a)	115,230
1,175	Textron, Inc.	100,886
260	TransDigm Group, Inc.	332,179
		3,961,175
	APPAREL & TEXTILE PRODUCTS - 0.2%
126	Deckers Outdoor Corporation(a)	121,962
7,570	NIKE, Inc., Class B	570,551
		692,513
	ASSET MANAGEMENT - 0.8%
607	Ameriprise Financial, Inc.	259,304
2,453	Apollo Global Management, Inc.	289,626
837	Ares Management Corporation, Class A	111,555
850	BlackRock, Inc.	669,222
4,268	Blackstone, Inc.	528,378
8,245	Charles Schwab Corporation (The)	607,574
3,776	KKR & Company, Inc.	397,386
385	LPL Financial Holdings, Inc.	107,531
1,190	Raymond James Financial, Inc.	147,096
1,290	T Rowe Price Group, Inc.	148,750
		3,266,422
	AUTOMOTIVE - 1.3%
24,405	Ford Motor Company	306,039
8,956	General Motors Company	416,096

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	AUTOMOTIVE - 1.3% (Continued)
22,239	Tesla, Inc.(a)	$4,400,653
		5,122,788
	BANKING - 2.5%
43,288	Bank of America Corporation	1,721,564
11,398	Citigroup, Inc.	723,317
2,376	Citizens Financial Group, Inc.	85,607
4,780	Fifth Third Bancorp	174,422
8,722	Huntington Bancshares, Inc.	114,956
23,001	JPMorgan Chase & Company	4,652,182
5,399	KeyCorporation	76,720
1,007	M&T Bank Corporation	152,420
2,475	PNC Financial Services Group, Inc. (The)	384,813
5,927	Regions Financial Corporation	118,777
8,161	Truist Financial Corporation	317,055
8,764	US Bancorp	347,931
21,972	Wells Fargo & Company	1,304,917
		10,174,681
	BEVERAGES - 0.9%
2,094	Brown-Forman Corporation, Class B	90,440
23,698	Coca-Cola Company (The)	1,508,378
990	Constellation Brands, Inc., Class A	254,707
5,749	Keurig Dr Pepper, Inc.	192,017
3,253	Monster Beverage Corporation(a)	162,487
8,408	PepsiCo, Inc.	1,386,731
		3,594,760
	BIOTECH & PHARMA - 4.6%
11,037	AbbVie, Inc.	1,893,066
740	Alnylam Pharmaceuticals, Inc.(a)	179,820
3,251	Amgen, Inc.	1,015,775
921	Biogen, Inc.(a)	213,506
1,055	BioMarin Pharmaceutical, Inc.(a)	86,858
13,143	Bristol-Myers Squibb Company	545,829
6,777	Eli Lilly & Company	6,135,760
7,901	Gilead Sciences, Inc.	542,088

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	BIOTECH & PHARMA - 4.6% (Continued)
210	GRAIL, Inc.(a)	$3,228
17,418	Johnson & Johnson	2,545,815
15,882	Merck & Company, Inc.	1,966,192
2,152	Moderna, Inc.(a)	255,550
36,768	Pfizer, Inc.	1,028,769
623	Regeneron Pharmaceuticals, Inc.(a)	654,792
1,578	Vertex Pharmaceuticals, Inc.(a)	739,640
6,447	Viatris, Inc.	68,532
2,818	Zoetis, Inc.	488,528
		18,363,748
	CABLE & SATELLITE - 0.3%
572	Charter Communications, Inc., Class A(a)	171,005
24,981	Comcast Corporation, Class A	978,256
		1,149,261
	CHEMICALS – 1.0%
1,215	Air Products and Chemicals, Inc.	313,531
762	Albemarle Corporation	72,786
499	Avery Dennison Corporation	109,106
1,128	CF Industries Holdings, Inc.	83,607
4,768	Corteva, Inc.	257,186
4,226	Dow, Inc.	224,189
2,601	DuPont de Nemours, Inc.	209,354
1,505	Ecolab, Inc.	358,190
1,668	International Flavors & Fragrances, Inc.	158,810
2,907	Linde plc	1,275,620
1,580	LyondellBasell Industries N.V., Class A	151,143
1,375	PPG Industries, Inc.	173,099
598	RPM International, Inc.	64,393
1,385	Sherwin-Williams Company (The)	413,326
		3,864,340
	COMMERCIAL SUPPORT SERVICES - 0.3%
502	Cintas Corporation	351,531
1,134	Republic Services, Inc.	220,382

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.3% (Continued)
2,431	Waste Management, Inc.	$518,629
		1,090,542
	CONSTRUCTION MATERIALS - 0.2%
334	Carlisle Companies, Inc.	135,340
4,002	CRH plc	300,070
387	Martin Marietta Materials, Inc.	209,677
841	Vulcan Materials Company	209,140
		854,227
	CONTAINERS & PACKAGING - 0.1%
1,829	Ball Corporation	109,777
1,808	International Paper Company	78,015
566	Packaging Corporation of America	103,329
		291,121
	DATA CENTER REIT - 0.2%
1,862	Digital Realty Trust, Inc.	283,117
540	Equinix, Inc.	408,564
		691,681
	DIVERSIFIED INDUSTRIALS - 1.0%
3,197	3M Company	326,701
900	Dover Corporation	162,405
2,280	Eaton Corporation PLC	714,894
3,434	Emerson Electric Company	378,289
6,485	General Electric Company	1,030,921
3,992	Honeywell International, Inc.	852,452
1,806	Illinois Tool Works, Inc.	427,950
		3,893,612
	E-COMMERCE DISCRETIONARY - 3.8%
76,954	Amazon.com, Inc.(a)	14,871,362
2,995	eBay, Inc.	160,891
		15,032,253
	ELECTRIC UTILITIES - 1.4%
1,825	Alliant Energy Corporation	92,893
1,545	Ameren Corporation	109,865
3,036	American Electric Power Company, Inc.	266,379

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	ELECTRIC UTILITIES - 1.4% (Continued)
3,286	CenterPoint Energy, Inc.	$101,800
1,589	CMS Energy Corporation	94,593
1,991	Consolidated Edison, Inc.	178,035
1,940	Constellation Energy Corporation	388,524
5,287	Dominion Energy, Inc.	259,063
1,195	DTE Energy Company	132,657
4,718	Duke Energy Corporation	472,885
2,336	Edison International	167,748
1,218	Entergy Corporation	130,326
1,195	Evergy, Inc.	63,299
2,187	Eversource Energy	124,025
6,027	Exelon Corporation	208,594
3,341	FirstEnergy Corporation	127,860
12,962	NextEra Energy, Inc.	917,838
14,149	PG&E Corporation	247,042
4,689	PPL Corporation	129,651
2,907	Public Service Enterprise Group, Inc.	214,246
3,827	SEMPRA	291,082
6,535	Southern Company (The)	506,920
1,846	WEC Energy Group, Inc.	144,837
3,512	Xcel Energy, Inc.	187,576
		5,557,738
	ELECTRICAL EQUIPMENT - 0.8%
1,381	AMETEK, Inc.	230,227
6,908	Amphenol Corporation, Class A	465,392
5,219	Carrier Global Corporation	329,215
2,271	Fortive Corporation	168,281
1,561	GE Vernova, LLC(a)	267,727
294	Hubbell, Inc.	107,451
4,088	Johnson Controls International plc	271,729
976	Keysight Technologies, Inc.(a)	133,468
2,542	Otis Worldwide Corporation	244,693
691	Rockwell Automation, Inc.	190,218
1,323	Trane Technologies PLC	435,174

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	ELECTRICAL EQUIPMENT - 0.8% (Continued)
1,431	Trimble, Inc.(a)	$80,022
2,845	Vertiv Holdings Company	246,292
		3,169,889
	ENGINEERING & CONSTRUCTION - 0.1%
668	Jacobs Solutions, Inc.	93,326
856	Quanta Services, Inc.	217,501
		310,827
	ENTERTAINMENT CONTENT - 0.4%
1,554	Electronic Arts, Inc.	216,519
2,285	ROBLOX Corporation, Class A(a)	85,025
996	Take-Two Interactive Software, Inc.(a)	154,868
10,538	Walt Disney Company (The)	1,046,318
15,077	Warner Bros Discovery, Inc.(a)	112,173
		1,614,903
	FOOD - 0.4%
3,196	Conagra Brands, Inc.	90,830
3,630	General Mills, Inc.	229,634
923	Hershey Company (The)	169,675
543	JM Smucker Co./The	59,209
1,710	Kellanova	98,633
4,517	Kraft Heinz Company (The)	145,538
930	Lamb Weston Holdings, Inc.	78,194
1,373	McCormick & Company, Inc.	97,401
8,191	Mondelez International, Inc.	536,018
1,904	Tyson Foods, Inc., Class A	108,795
		1,613,927
	GAMING REIT - 0.0%(b)
6,298	VICI Properties, Inc.	180,375

	GAS & WATER UTILITIES - 0.1%
1,188	American Water Works Company, Inc.	153,442
786	Atmos Energy Corporation	91,687
		245,129

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.0%
1,414	Cardinal Health, Inc.	$139,024
1,041	Cencora, Inc.	234,537
3,327	Centene Corporation(a)	220,580
1,838	Cigna Group (The)	607,588
8,054	CVS Health Corporation	475,669
1,420	Elevance Health, Inc.	769,441
1,295	HCA Healthcare, Inc.	416,058
769	Humana, Inc.	287,337
1,069	IQVIA Holdings, Inc.(a)	226,029
573	Labcorp Holdings, Inc.	116,611
823	McKesson Corporation	480,665
333	Molina Healthcare, Inc.(a)	99,001
673	Quest Diagnostics, Inc.	92,120
7,300	UnitedHealth Group, Inc.	3,717,599
		7,882,259
	HEALTH CARE REIT - 0.1%
2,810	Ventas, Inc.	144,041
3,121	Welltower, Inc.	325,364
		469,405
	HOME CONSTRUCTION - 0.2%
1,941	DR Horton, Inc.	273,544
1,465	Lennar Corporation, Class A	219,560
1,580	Masco Corporation	105,339
17	NVR, Inc.(a)	129,006
1,454	PulteGroup, Inc.	160,085
		887,534
	HOTEL REIT - 0.0%(b)
3,647	Host Hotels & Resorts, Inc.	65,573

	HOUSEHOLD PRODUCTS - 0.9%
1,320	Church & Dwight Company, Inc.	136,858
668	Clorox Company (The)	91,162
5,153	Colgate-Palmolive Company	500,047
1,305	Estee Lauder Companies, Inc. (The), Class A	138,852

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	HOUSEHOLD PRODUCTS – 0.9% (Continued)
10,822	Kenvue, Inc.	$196,744
1,964	Kimberly-Clark Corporation	271,425
14,858	Procter & Gamble Company (The)	2,450,381
		3,785,469
	INDUSTRIAL REIT - 0.2%
5,730	Prologis, Inc.	643,535

	INDUSTRIAL SUPPORT SERVICES - 0.2%
3,469	Fastenal Company	217,992
386	United Rentals, Inc.	249,638
220	WW Grainger, Inc.	198,493
		666,123
	INFRASTRUCTURE REIT - 0.3%
2,926	American Tower Corporation	568,756
2,487	Crown Castle, Inc.	242,980
674	SBA Communications Corporation	132,306
144	Texas Pacific Land Corporation	105,735
		1,049,777
	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
4,572	Bank of New York Mellon Corporation (The)	273,817
672	Cboe Global Markets, Inc.	114,280
2,043	CME Group, Inc.	401,654
2,010	Goldman Sachs Group, Inc. (The)	909,164
3,251	Intercontinental Exchange, Inc.	445,029
7,964	Morgan Stanley	774,021
2,284	Nasdaq, Inc.	137,634
1,262	Northern Trust Corporation	105,983
1,773	State Street Corporation	131,202
		3,292,784
	INSURANCE - 2.5%
3,277	Aflac, Inc.	292,669
1,590	Allstate Corporation (The)	253,859
4,218	American International Group, Inc.	313,144
1,155	Aon PLC, Class A	339,085

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	INSURANCE - 2.5% (Continued)
2,070	Arch Capital Group Ltd.(a)	$208,842
1,320	Arthur J Gallagher & Company	342,289
10,665	Berkshire Hathaway, Inc., Class B(a)	4,338,523
1,220	Brown & Brown, Inc.	109,080
2,430	Chubb Ltd.	619,844
891	Cincinnati Financial Corporation	105,227
2,008	Hartford Financial Services Group, Inc. (The)	201,884
79	Markel Group, Inc.(a)	124,477
2,826	Marsh & McLennan Companies, Inc.	595,495
3,954	MetLife, Inc.	277,531
1,291	Principal Financial Group, Inc.	101,279
3,493	Progressive Corporation (The)	725,532
2,273	Prudential Financial, Inc.	266,373
1,397	Travelers Companies, Inc. (The)	284,066
1,312	W R Berkley Corporation	103,097
607	Willis Towers Watson PLC	159,119
		9,761,415
	INTERNET MEDIA & SERVICES - 7.4%
2,520	Airbnb, Inc., Class A(a)	382,108
46,961	Alphabet, Inc., Class A	8,553,945
40,474	Alphabet, Inc., Class C	7,423,740
208	Booking Holdings, Inc.	823,992
1,711	DoorDash, Inc., Class A(a)	186,123
742	Expedia Group, Inc.(a)	93,485
1,020	GoDaddy, Inc., Class A(a)	142,504
18,011	Meta Platforms, Inc., Class A	9,081,506
2,533	Netflix, Inc.(a)	1,709,471
3,840	Pinterest, Inc., Class A(a)	169,229
11,570	Uber Technologies, Inc.(a)	840,908
568	VeriSign, Inc.(a)	100,990
		29,508,001
	LEISURE FACILITIES & SERVICES - 0.9%
6,900	Chipotle Mexican Grill, Inc.(a)	432,285
784	Darden Restaurants, Inc.	118,635

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	LEISURE FACILITIES & SERVICES - 0.9% (Continued)
230	Domino’s Pizza, Inc.	$118,756
1,477	Hilton Worldwide Holdings, Inc.	322,281
1,865	Las Vegas Sands Corporation	82,526
1,516	Marriott International, Inc., Class A	366,523
4,446	McDonald’s Corporation	1,133,019
1,247	Royal Caribbean Cruises Ltd.(a)	198,809
6,948	Starbucks Corporation	540,902
1,663	Yum! Brands, Inc.	220,281
		3,534,017
	LEISURE PRODUCTS - 0.0%(b)
400	Axon Enterprise, Inc.(a)	117,696

	MACHINERY - 0.7%
2,992	Caterpillar, Inc.	996,634
1,588	Deere & Company	593,324
453	IDEX Corporation	91,144
2,178	Ingersoll Rand, Inc.	197,850
768	Parker-Hannifin Corporation	388,462
1,050	Stanley Black & Decker, Inc.	83,885
1,257	Veralto Corporation	120,006
1,512	Xylem, Inc.	205,073
		2,676,378
	MEDICAL EQUIPMENT & DEVICES - 2.4%
10,565	Abbott Laboratories	1,097,809
1,953	Agilent Technologies, Inc.	253,167
455	Align Technology, Inc.(a)	109,851
3,238	Avantor, Inc.(a)	68,646
3,625	Baxter International, Inc.	121,256
1,907	Becton Dickinson and Company	445,685
8,716	Boston Scientific Corporation(a)	671,219
1,066	Cooper Companies, Inc. (The)	93,062
4,106	Danaher Corporation	1,025,884
2,216	DexCom, Inc.(a)	251,250
3,706	Edwards Lifesciences Corporation(a)	342,323

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.4% (Continued)
2,161	GE HealthCare Technologies, Inc.	$168,385
1,243	Hologic, Inc.(a)	92,293
488	IDEXX Laboratories, Inc.(a)	237,754
1,263	Illumina, Inc.(a)	131,832
379	Insulet Corporation(a)	76,482
2,165	Intuitive Surgical, Inc.(a)	963,100
8,501	Medtronic PLC	669,114
132	Mettler-Toledo International, Inc.(a)	184,482
835	ResMed, Inc.	159,836
708	Revvity, Inc.	74,241
582	STERIS plc	127,772
1,981	Stryker Corporation	674,035
2,425	Thermo Fisher Scientific, Inc.	1,341,025
351	Waters Corporation(a)	101,832
425	West Pharmaceutical Services, Inc.	139,991
1,146	Zimmer Biomet Holdings, Inc.	124,375
		9,746,701
	METALS & MINING - 0.2%
8,875	Freeport-McMoRan, Inc.	431,325
5,233	Newmont Corporation	219,106
		650,431
	MULTI ASSET CLASS REIT - 0.0%(b)
1,080	WP Carey, Inc.	59,454

	OFFICE REIT - 0.0%(b)
929	Alexandria Real Estate Equities, Inc.	108,665

	OIL & GAS PRODUCERS - 2.7%
1,617	APA Corporation	47,604
1,378	Cheniere Energy, Inc.	240,916
10,641	Chevron Corporation	1,664,465
7,208	ConocoPhillips	824,451
4,395	Coterra Energy, Inc.	117,215
3,923	Devon Energy Corporation	185,950

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	OIL & GAS PRODUCERS - 2.7% (Continued)
927	Diamondback Energy, Inc.	$185,576
3,396	EOG Resources, Inc.	427,455
2,286	EQT Corporation	84,536
35,386	Exxon Mobil Corporation	4,073,637
1,679	Hess Corporation	247,686
12,721	Kinder Morgan, Inc.	252,766
3,557	Marathon Oil Corporation	101,979
2,477	Marathon Petroleum Corporation	429,710
3,922	Occidental Petroleum Corporation	247,204
3,669	ONEOK, Inc.	299,207
2,635	Phillips 66	371,983
1,399	Targa Resources Corporation	180,163
2,188	Valero Energy Corporation	342,991
7,664	Williams Companies, Inc. (The)	325,720
		10,651,214
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
6,047	Baker Hughes Company	212,673
5,438	Halliburton Company	183,696
8,391	Schlumberger Limited	395,887
		792,256
	REAL ESTATE SERVICES - 0.0%(b)
2,029	CBRE Group, Inc., Class A(a)	180,804

	RENEWABLE ENERGY - 0.1%
763	Enphase Energy, Inc.(a)	76,079
671	First Solar, Inc.(a)	151,283
		227,362
	RESIDENTIAL REIT - 0.2%
881	AvalonBay Communities, Inc.	182,270
2,188	Equity Residential	151,716
413	Essex Property Trust, Inc.	112,419
3,778	Invitation Homes, Inc.	135,592
725	Mid-America Apartment Communities, Inc.	103,392

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	RESIDENTIAL REIT - 0.2% (Continued)
762	Sun Communities, Inc.	$91,699
		777,088
	RETAIL - CONSUMER STAPLES - 1.3%
2,742	Costco Wholesale Corporation	2,330,673
1,254	Dollar General Corporation	165,816
1,310	Dollar Tree, Inc.(a)	139,869
4,731	Kroger Company (The)	236,219
2,786	Target Corporation	412,439
4,359	Walgreens Boots Alliance, Inc.	52,722
25,545	Walmart, Inc.	1,729,652
		5,067,390
	RETAIL - DISCRETIONARY - 1.3%
99	AutoZone, Inc.(a)	293,446
1,398	Best Buy Company, Inc.	117,837
871	Genuine Parts Company	120,477
6,179	Home Depot, Inc. (The)	2,127,059
3,571	Lowe’s Companies, Inc.	787,263
358	O’Reilly Automotive, Inc.(a)	378,069
1,946	Ross Stores, Inc.	282,793
6,888	TJX Companies, Inc. (The)	758,369
599	Tractor Supply Company	161,730
292	Ulta Beauty, Inc.(a)	112,674
		5,139,717
	RETAIL REIT - 0.1%
3,319	Kimco Realty Corporation	64,588
4,126	Realty Income Corporation	217,935
2,061	Simon Property Group, Inc.	312,860
		595,383
	SELF-STORAGE REIT - 0.1%
1,231	Extra Space Storage, Inc.	191,310
967	Public Storage	278,158
		469,468
	SEMICONDUCTORS - 10.3%
9,886	Advanced Micro Devices, Inc.(a)	1,603,608

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	SEMICONDUCTORS - 10.3% (Continued)
2,963	Analog Devices, Inc.	$676,334
4,794	Applied Materials, Inc.	1,131,336
3,502	Broadcom, Inc.	5,622,567
937	Entegris, Inc.	126,870
25,329	Intel Corporation	784,439
776	KLA Corporation	639,820
739	Lam Research Corporation	786,924
4,961	Marvell Technology, Inc.	346,774
3,134	Microchip Technology, Inc.	286,761
6,333	Micron Technology, Inc.	832,979
283	Monolithic Power Systems, Inc.	232,535
203,883	NVIDIA Corporation	25,187,707
2,656	ON Semiconductor Corporation(a)	182,069
6,494	QUALCOMM, Inc.	1,293,475
1,002	Skyworks Solutions, Inc.	106,793
1,022	Teradyne, Inc.	151,552
5,540	Texas Instruments, Inc.	1,077,696
		41,070,239
	SOFTWARE - 10.0%
2,711	Adobe, Inc.(a)	1,506,069
811	Akamai Technologies, Inc.(a)	73,055
511	ANSYS, Inc.(a)	164,287
1,013	Atlassian Corporation, Class A(a)	179,179
1,269	Autodesk, Inc.(a)	314,014
1,583	Cadence Design Systems, Inc.(a)	487,168
1,908	Cloudflare, Inc., Class A(a)	158,040
1,366	Crowdstrike Holdings, Inc., Class A(a)	523,438
1,729	Datadog, Inc., Class A(a)	224,234
4,129	Fortinet, Inc.(a)	248,855
3,130	Gen Digital, Inc.	78,187
266	HubSpot, Inc.(a)	156,884
1,577	Intuit, Inc.	1,036,420
62,438	Microsoft Corporation	27,906,665
389	MongoDB, Inc.(a)	97,234

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	SOFTWARE - 10.0% (Continued)
9,268	Oracle Corporation	$1,308,642
10,792	Palantir Technologies, Inc., Class A(a)	273,361
1,751	Palo Alto Networks, Inc.(a)	593,607
776	PTC, Inc.(a)	140,976
617	Roper Technologies, Inc.	347,778
5,596	Salesforce, Inc.	1,438,732
1,174	ServiceNow, Inc.(a)	923,551
1,670	Snowflake, Inc.(a)	225,600
1,133	SS&C Technologies Holdings, Inc.	71,005
855	Synopsys, Inc.(a)	508,776
207	Tyler Technologies, Inc.(a)	104,075
1,071	Veeva Systems, Inc., Class A(a)	196,004
1,156	Workday, Inc., Class A(a)	258,435
1,449	Zoom Video Communications, Inc., Class A(a)	85,766
		39,630,037
	SPECIALTY FINANCE - 0.3%
3,483	American Express Company	806,488
2,299	Capital One Financial Corporation	318,297
1,425	Discover Financial Services	186,404
2,021	Synchrony Financial	95,371
		1,406,560
	SPECIALTY REIT - 0.0%(b)
1,501	Iron Mountain, Inc.	134,520

	STEEL - 0.1%
1,562	Nucor Corporation	246,921
334	Reliance, Inc.	95,390
818	Steel Dynamics, Inc.	105,931
		448,242
	TECHNOLOGY HARDWARE - 7.6%
124,079	Apple, Inc.	26,133,519
1,422	Arista Networks, Inc.(a)	498,383
24,989	Cisco Systems, Inc.	1,187,227
4,385	Corning, Inc.	170,357

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	TECHNOLOGY HARDWARE - 7.6% (Continued)
1,618	Dell Technologies, Inc., Class C	$223,138
1,017	Garmin Ltd.	165,690
7,527	Hewlett Packard Enterprise Company	159,347
5,420	HP, Inc.	189,808
696	Jabil, Inc.	75,718
966	Motorola Solutions, Inc.	372,924
1,160	NetApp, Inc.	149,408
1,229	Seagate Technology Holdings PLC	126,919
438	Super Micro Computer, Inc.(a)	358,875
1,996	Western Digital Corporation(a)	151,237
276	Zebra Technologies Corporation, Class A(a)	85,265
		30,047,815
	TECHNOLOGY SERVICES - 3.7%
4,026	Accenture PLC, Class A	1,221,529
2,479	Automatic Data Processing, Inc.	591,713
3,473	Block, Inc., Class A(a)	223,974
698	Booz Allen Hamilton Holding Corporation	107,422
671	Broadridge Financial Solutions, Inc.	132,187
847	CDW Corporation	189,592
3,166	Cognizant Technology Solutions Corporation, Class A	215,288
1,275	Coinbase Global, Inc., Class A(a)	283,343
380	Corpay, Inc.(a)	101,236
2,275	CoStar Group, Inc.(a)	168,669
375	EPAM Systems, Inc.(a)	70,541
814	Equifax, Inc.	197,362
194	FactSet Research Systems, Inc.	79,204
133	Fair Isaac Corporation(a)	197,992
3,440	Fidelity National Information Services, Inc.	259,238
3,677	Fiserv, Inc.(a)	548,020
425	Gartner, Inc.(a)	190,851
1,651	Global Payments, Inc.	159,652
5,611	International Business Machines Corporation	970,422
393	Jack Henry & Associates, Inc.	65,246
853	Leidos Holdings, Inc.	124,436

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	TECHNOLOGY SERVICES - 3.7% (Continued)
6,025	Mastercard, Inc., Class A	$2,657,989
938	Moody’s Corporation	394,832
457	MSCI, Inc.	220,160
1,814	Paychex, Inc.	215,068
6,556	PayPal Holdings, Inc.(a)	380,445
1,884	S&P Global, Inc.	840,264
1,134	TransUnion	84,097
869	Verisk Analytics, Inc.	234,239
12,988	Visa, Inc., Class A	3,408,960
		14,533,971
	TELECOMMUNICATIONS - 0.6%
44,028	AT&T, Inc.	841,375
3,023	T-Mobile US, Inc.	532,592
25,835	Verizon Communications, Inc.	1,065,436
		2,439,403
	TIMBER REIT - 0.0%(b)
4,962	Weyerhaeuser Company	140,871

	TOBACCO & CANNABIS - 0.4%
11,168	Altria Group, Inc.	508,702
9,635	Philip Morris International, Inc.	976,315
		1,485,017
	TRANSPORTATION & LOGISTICS - 0.8%
11,681	CSX Corporation	390,729
3,521	Delta Air Lines, Inc.	167,036
765	Expeditors International of Washington, Inc.	95,464
1,333	FedEx Corporation	399,687
511	JB Hunt Transport Services, Inc.	81,760
1,359	Norfolk Southern Corporation	291,764
1,176	Old Dominion Freight Line, Inc.	207,682
3,908	Southwest Airlines Company	111,808
3,668	Union Pacific Corporation	829,921
1,575	United Airlines Holdings, Inc.(a)	76,640

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	TRANSPORTATION & LOGISTICS - 0.8% (Continued)
4,549	United Parcel Service, Inc.	$622,531
		3,275,022
	TRANSPORTATION EQUIPMENT - 0.2%
820	Cummins, Inc.	227,083
3,031	PACCAR, Inc.	312,011
1,047	Westinghouse Air Brake Technologies Corporation	165,478
		704,572
	WHOLESALE - CONSUMER STAPLES - 0.1%
3,272	Archer-Daniels-Midland Company	197,792
853	Bunge Global S.A.	91,075
3,123	Sysco Corporation	222,951
		511,818
	WHOLESALE - DISCRETIONARY - 0.1%
4,901	Copart, Inc.(a)	265,438
1,332	LKQ Corporation	55,398
261	Pool Corporation	80,213
		401,049

	TOTAL COMMON STOCKS (Cost $242,016,090)	320,196,158

	EXCHANGE-TRADED FUND — 19.4%
	EQUITY - 19.4%
528,892	Direxion Daily S&P 500 Bull 3X (Cost $63,818,753)	77,255,254

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(b)
	MEDICAL EQUIPMENT & DEVICES - 0.0%(b)
143	ABIOMED, Inc. - CVR(a)(c)(d) (Cost $0)	12/31/2029	$35	$-	(e)

	TOTAL INVESTMENTS - 99.9% (Cost $305,834,843)			$397,451,412
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%			432,033
	NET ASSETS - 100.0%			$397,883,445

CVR	- Contingent Value Right
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security. The total fair value of these securities as of June 30, 2024 was $0, representing 0.0% of net assets.
(d)	The fair value of this investment is determined using significant unobservable inputs.
(e)	Amount represents less than $1.

See accompanying notes to financial statements.

The HCM ETFs

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2024

	HCM Defender 100 Index ETF	HCM Defender 500 Index ETF
ASSETS
Investment securities:
At cost	$373,799,592	$305,834,843
At fair value	$494,636,701	$397,451,412
Cash and cash equivalents	469,961	419,058
Dividends and interest receivable	437,503	335,255
Prepaid expenses	2,369	661
TOTAL ASSETS	495,546,534	398,206,386

LIABILITIES
Investment advisory fees payable	298,498	242,213
Payable to related parties	12,306	25,725
Accrued expenses and other liabilities	19,841	55,003
TOTAL LIABILITIES	330,645	322,941

NET ASSETS	$495,215,889	$397,883,445

Net Assets Consist Of:
Paid in capital	$468,197,624	$363,268,305
Accumulated earnings	27,018,265	34,615,140
NET ASSETS	$495,215,889	$397,883,445

Net Asset Value Per Share:
Net Assets	$495,215,889	$397,883,445
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,050,000	8,050,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$61.52	$49.43

See accompanying notes to financial statements.

The HCM ETFs

STATEMENTS OF OPERATIONS

For the Year Ended June 30, 2024

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
INVESTMENT INCOME
Dividends (net of tax withholding of $3,127 and $1,767, respectively)	$3,711,609	$4,207,766
Interest	766,589	515,330
TOTAL INVESTMENT INCOME	4,478,198	4,723,096

EXPENSES
Investment advisory fees	2,940,585	2,445,601
Administrative services	203,909	189,834
Legal fees	23,663	22,334
Compliance officer fees	23,325	24,611
Audit fees	22,706	22,629
Printing and postage expenses	22,681	23,101
Custodian fees	20,041	41,656
Trustees fees and expenses	17,288	17,231
Transfer agent fees	9,450	11,640
Insurance expense	7,057	7,967
Other expenses	10,982	16,878
TOTAL EXPENSES	3,301,687	2,823,482

NET INVESTMENT INCOME	1,176,511	1,899,614

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	53,897,371	3,997,679
Net realized gain on investments	3,811,461	17,949,967
Foreign currency transactions	(180)	-
	57,708,652	21,947,646
Net change in unrealized appreciation on investments	49,104,836	54,415,599

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	106,813,488	76,363,245

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$107,989,999	$78,262,859

See accompanying notes to financial statements.

HCM Defender 100 Index ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30, 2024	Year Ended June 30, 2023
FROM OPERATIONS
Net investment income	$1,176,511	$1,564,774
Net realized gain (loss) on investments, in-kind redemptions, and foreign currency transactions	57,708,652	(4,724,484)
Net change in unrealized appreciation on investments	49,104,836	71,732,273
Net increase in net assets resulting from operations	107,989,999	68,572,563

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(992,525)	-
Net decrease in net assets resulting from distributions to shareholders	(992,525)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	258,121,147	44,605,111
Cost of shares redeemed	(197,959,846)	(36,340,067)
Net increase in net assets resulting from shares of beneficial interest	60,161,301	8,265,044

TOTAL INCREASE IN NET ASSETS	167,158,775	76,837,607

NET ASSETS
Beginning of Year	328,057,114	251,219,507
End of Year	$495,215,889	$328,057,114

SHARE ACTIVITY
Shares Sold	5,250,000	1,100,000
Shares Redeemed	(4,150,000)	(950,000)
Net increase in shares of beneficial interest outstanding	1,100,000	150,000

See accompanying notes to financial statements.

HCM Defender 500 Index ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30, 2024	Year Ended June 30, 2023
FROM OPERATIONS
Net investment income	$1,899,614	$2,577,711
Net realized gain (loss) on investments, in-kind redemptions, and foreign currency transactions	21,947,646	(5,780,658)
Net change in unrealized appreciation on investments	54,415,599	37,200,970
Net increase in net assets resulting from operations	78,262,859	33,998,023

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,881,940)	(1,454,080)
Net decrease in net assets resulting from distributions to shareholders	(1,881,940)	(1,454,080)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	57,219,022	41,588,392
Cost of shares redeemed	(24,759,247)	(45,294,648)
Net increase (decrease) in net assets resulting from shares of beneficial interest	32,459,775	(3,706,256)

TOTAL INCREASE IN NET ASSETS	108,840,694	28,837,687

NET ASSETS
Beginning of Year	289,042,751	260,205,064
End of Year	$397,883,445	$289,042,751

SHARE ACTIVITY
Shares Sold	1,350,000	1,150,000
Shares Redeemed	(650,000)	(1,300,000)
Net increase (decrease) in shares of beneficial interest outstanding	700,000	(150,000)

See accompanying notes to financial statements.

HCM Defender 100 Index ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Period Ended June 30, 2020(1)
Net asset value, beginning of period	$47.20	$36.94	$47.92	$30.21	$25.00

Activity from investment operations:
Net investment income (loss)(2)	0.16	0.23	(0.18)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	14.30	10.03	(10.80)	17.81	5.31
Total from investment operations	14.46	10.26	(10.98)	17.71	5.27

Less distributions from:
Net investment income	(0.14)	-	-	-	(0.00	)(5)
Net realized gains	-	-	-	-	(0.06)
Total distributions	(0.14)	-	-	-	(0.06)

Net asset value, end of period	$61.52	$47.20	$36.94	$47.92	$30.21

Market price, end of period	$61.52	$47.23	$36.96	$47.97	$30.25

Total return(4)	30.70%	27.77%	(22.91)%	58.62%	21.11	%(8)

Market price total return	30.62%	27.79%	(22.95)%	58.58%	21.27%

Net assets, at end of period (000s)	$495,216	$328,057	$251,220	$208,433	$101,197

Ratio of net expenses to average net assets(6)(7)	0.86%	0.89%	0.89%	0.91%	1.02%

Ratio of net investment income (loss) to average net assets(6)(7)	0.31%	0.61%	(0.37)%	(0.26)%	(0.18)%

Portfolio Turnover Rate(3)	124%	45%	73%	5%	150	%(8)

(1)	The HCM Defender 100 Index ETF commenced operations on October 9, 2019.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(5)	Represents less than $0.005.
(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(7)	Annualized for periods less than one year.
(8)	Not annualized.

See accompanying notes to financial statements.

HCM Defender 500 Index ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022		Year Ended June 30, 2021	Period Ended June 30, 2020(1)
Net asset value, beginning of period	$39.33	$34.69	$39.95		$25.15	$25.00

Activity from investment operations:
Net investment income(2)	0.26	0.36	0.03		0.09	0.07
Net realized and unrealized gain (loss) on investments	10.10	4.48	(5.23)		14.79	0.13
Total from investment operations	10.36	4.84	(5.20)		14.88	0.20

Less distributions from:
Net investment income	(0.26)	(0.20)	(0.06)		(0.08)	(0.05)
Net realized gains	-	-	-		-	(0.00	)(5)
Return of capital	-	-	(0.00	)(5)	-	(0.00	)(5)
Total distributions	(0.26)	(0.20)	(0.06)		(0.08)	(0.05)

Net asset value, end of period	$49.43	$39.33	$34.69		$39.95	$25.15

Market price, end of period	$49.47	$39.36	$34.70		$40.00	$25.12

Total return(4)	26.48%	14.06%	(13.05)%		59.23%	0.78	%(8)

Market price total return	26.48%	14.12%	(13.13)%		59.62%	0.66%

Net assets, at end of period (000s)	$397,883	$289,043	$260,205		$195,733	$91,806

Ratio of net expenses to average net assets(6)(7)	0.89%	0.92%	0.89%		0.94%	1.14%

Ratio of net investment income to average net assets(6)(7)	0.60%	1.03%	0.06%		0.27%	0.40%

Portfolio Turnover Rate(3)	114%	59%	73%		3%	128	%(8)

(1)	The HCM Defender 500 Index ETF commenced operations on October 9, 2019.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(5)	Represents less than $0.005.
(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(7)	Annualized for periods less than one year.
(8)	Not annualized.

See accompanying notes to financial statements.

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

1. ORGANIZATION

The HCM Defender 100 Index ETF (“QQH”) and the HCM Defender 500 Index ETF (“LGH”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. QQH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 100 Index. LGH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 500 Index. The investment objectives of each Fund are non-fundamental. QQH and LGH commenced operations on October 9, 2019.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024 for the Funds’ assets measured at fair value:

HCM Defender 100 Index ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$398,418,458	$-	$-	$398,418,458
Exchange Traded Fund	96,218,243	-	-	96,218,243
Total	$494,636,701	$-	$-	$494,636,701

HCM Defender 500 Index ETF
Assets*	Level 1		Level 2	Level 3	Total
Common Stocks	$320,196,158		$-	$-	$320,196,158
Exchange Traded Fund	77,255,254		-	-	77,255,254
Right	-	^	-	-	-
Total	$397,451,412		$-	$-	$397,451,412

The Funds did not hold any Level 2 or 3 securities during the year.

*	See Schedule of Investments for industry classification.
^	Includes securities valued at $0.

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for each Fund. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year June 30, 2021 through June 30, 2023, or expected to be taken in the Funds’ June 30, 2024 tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. For the year ended June 30, 2024, QQH and LGH had a realized loss of $180 and $0 on foreign currency transactions, respectively.

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the year ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$462,281,958	$454,033,304
LGH	$350,938,417	$352,712,791

For the year ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$243,961,311	$188,539,241
LGH	$55,019,457	$19,264,193

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. (the “Adviser”) serves as the Funds investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.77% of each Fund’s average daily net assets. For the year ended June 30, 2024, the Adviser earned $2,940,585, and $2,445,601 in advisory fees for QQH and LGH, respectively.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) - UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) - Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for both QQH and LGH. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

The Transaction Fees for the Funds are listed in the table below:

ETFs	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
HCM Defender 100 Index ETF	$500	2.00	%*
HCM Defender 500 Index ETF	$1,000	2.00	%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2024, and June 30, 2023, was as follows:

For the period ended June 30, 2024:
Portfolio	Ordinary Income	Long-Term Capital Gains	Return of Capital	Tax-Exempt Income	Total
HCM Defender 100 Index ETF	$992,525	$-	$-	$-	$992,525
HCM Defender 500 Index ETF	1,881,940	-	-	-	1,881,940

For the period ended June 30, 2023:
Portfolio	Ordinary Income	Long-Term Capital Gains	Return of Capital	Tax-Exempt Income	Total
HCM Defender 100 Index ETF	$-	$-	$-	$-	$-
HCM Defender 500 Index ETF	1,454,080	-	-	-	1,454,080

As of June 30, 2024, the components of accumulated earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
HCM Defender 100 Index ETF	$-	$1,024,305	$-	$-	$(83,844,488)	$-	109,838,448	$27,018,265
HCM Defender 500 Index ETF	-	940,121	-	-	(49,048,427)	-	82,723,446	34,615,140

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for C-Corporation return of capital distributions.

At June 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring			CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized
HCM Defender 100 Index ETF	$80,632,235	$3,212,253	$83,844,488	$8,073,271
HCM Defender 500 Index ETF	49,048,427	-	49,048,427	26,881,204

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

Permanent book and tax differences, primarily attributable to the tax adjustments for realized gain (loss) on in-kind redemptions, the book/tax basis treatment of non-deductible expenses, prior year tax returns resulted in reclassifications for the Funds for the fiscal year ended June 30, 2024, as follows:

Portfolio	Paid In Capital	Accumulated Earnings (Losses)
HCM Defender 100 Index ETF	$54,208,187	$(54,208,187)
HCM Defender 500 Index ETF	3,998,763	(3,998,763)

7. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Portfolio	Cost for Federal Tax purposes	Unrealized Appreciation	Unrealized Depreciation	Tax Net Unrealized App/Dep
HCM Defender 100 Index ETF	$384,798,253	$126,147,437	$(16,308,989)	$109,838,448
HCM Defender 500 Index ETF	314,727,966	94,641,434	(11,917,988)	82,723,446

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of HCM Defender 100 Index ETF and HCM Defender 500 Index ETF
and the Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of HCM Defender 100 Index ETF and HCM Defender 500 Index ETF (collectively, the Funds), including the schedules of investments, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the four years in the period then ended and for the period from October 9, 2019 (commencement of operations) through June 30, 2020. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from October 9, 2019 (commencement of operations) through June 30, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Howard Capital Management, Inc. investment companies since 2015.

Denver, Colorado

August 29, 2024

THE HCM ETFs

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2024

Renewal of Advisory Agreement – HCM Defender 100 Index ETF and HCM Defender 500 Index ETF

In connection with a meeting held on February 26 & March 4, 2024, the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Howard Capital Management, Inc. (the “Adviser”) and the Trust, with respect to HCM Defender 100 Index ETF (“HCM 100”) and HCM Defender 500 Index ETF (“HCM 500”), (collectively, the “HCM ETFs”). In considering the renewal of the Advisory Agreement, the Board reviewed materials specifically relating to the HCM ETFs and the Advisory Agreement.

The Board discussed the Adviser’s presentation and materials. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board recognized that the Adviser had approximately $4.8 billion in total assets under management. The Board noted the broad investment experience and academic credentials of the Adviser’s investment personnel. The Board discussed how the Adviser continually utilized its proprietary quantitative model to determine when and in which market sectors the HCM ETFs should be invested and augmented its models with third-party research on interest rate direction, international markets and macroeconomic factors. The Board reviewed the Adviser’s risk management plan that employed stop losses, closely monitored the market during times of market growth, and used mathematical market ratios in an effort to avoid major market downturns. The Board noted that the Adviser had defined inputs in its proprietary model to ensure compliance with each HCM ETF’s investment limitations. The Board discussed the Adviser’s cybersecurity protocols. The Board observed that the Adviser selected broker/dealers based on best execution. The Trust’s CCO and the Board observed that the Adviser had reported no material compliance issues or data security incidents since the Advisory Agreement was last approved.

With respect to the HCM ETFs, the Board observed that the Adviser monitored liquidity, bid/ask spreads, share price, NAV per share and volume during market hours. The Board discussed that the Adviser reviewed the quality of creation and redemption units each time shares were created or redeemed, and that tracking error was monitored on a real time basis.

The Board concluded that it could reasonably expect the Adviser to continue providing quality service to the HCM ETFs and their respective shareholders.

THE HCM ETFs

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2024

Performance.

HCM 100 — The Board noted that HCM 100 earned a 3-star Morningstar rating and outperformed its Morningstar category and peer group over the 1-year, 3-year and since inception periods. They considered that HCM 100 moderately underperformed the HCM Defender 100 Index since inception, noting that unlike HCM 100, the Index does not incur operating expenses.

HCM 500 — The Board commented that HCM 500 earned a 2-star Morningstar rating and moderately underperformed its peer group and Morningstar category over the 1-year, 3-year, and since inception periods. They considered that HCM 500 moderately outperformed the HCM Defender 500 Index since inception, despite that fact that the Index does not incur operating expenses.

The Board considered the Adviser’s analysis of the factors that impacted performance, and the Adviser’s ongoing efforts to achieve superior results. After further discussion, the Board concluded that the performance of each HCM ETF was satisfactory.

Fees and Expenses. The Board noted that the advisory fee of each HCM ETF was higher than its peer group and Morningstar category medians and averages. The Board considered the Adviser’s explanation for its fees which included that its proprietary model had been developed over many years through extensive research and was continually being reviewed and refined, as deemed appropriate. The Board discussed that the Adviser believed the utilization of its proprietary model commanded a premium. The Board concluded that the advisory fee for each HCM ETF was not unreasonable.

Economies of Scale. The Board discussed the size of HCM 100 and HCM 500 and their respective prospects for growth and concluded that that neither had achieved meaningful economies that would necessitate the establishment of breakpoints. The Board agreed to monitor and revisit this issue at the next renewal.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its advisory services provided to each of the HCM ETFs and noted that the Adviser had earned a reasonable profit in connection with each HCM ETF. The Board acknowledged the Adviser’s continuing investments in resources to effectively manage the HCM ETFs. The Board concluded that the Adviser’s profitability for each of the HCM ETFs was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of the HCM ETFs and their respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the HCM ETFs.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-770-642-4902 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Howard Capital Management, Inc.

1145 Hembree Road

Roswell, Georgia 30076

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date	09/06/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date	09/06/24

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer/Treasurer

Date	09/06/24